ACCUMULATED DEFICIT (Schedule of Accumulated Deficit) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCUMULATED DEFICIT [Abstract]
PRC statutory reserved funds	$ 5,440	33,754	20,849
Unreserved accumulated deficit	(7,273)	(45,124)	(189,268)
Accumulated deficit	$ (1,833)	(11,370)	(168,419)